Acquisition - Pro Forma Information (Detail) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2015
Essentialis, Inc. [Member]
Business Acquisition [Line Items]
Pro forma total revenue	$ 0	$ 329,000	$ 641,000	$ 1,167,000
Pro forma net loss	$ (3,786,000)	$ (7,075,000)	$ (11,988,000)	$ (15,039,000)
Pro forma net loss per share - basic and diluted	$ (0.56)	$ (1.20)	$ (0.81)	$ (1.68)
Proforma weighted-average shares - basic and diluted	6,797,067,000	5,906,396,000	14,802,976,000	8,939,450,000
NeoForce Group, Inc. [Member] | NeoForce, Inc [Member]
Business Acquisition [Line Items]
Pro forma total revenue					$ 1,168,846
Pro forma net loss					$ (16,002,126)
Pro forma net loss per share - basic and diluted (in dollars per share)					$ (1.70)
Pro forma weighted-average shares-basic and diluted (shares)					1,885,176